JOHN HANCOCK FUNDS II
601 Congress Street
Boston, Massachusetts 02210

January 5, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	John Hancock Funds II (the “Registrant”)
File Nos. 333-126293; 811-21779

Dear Sir/Madam:

On behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we certify that all of the forms of prospectus and the form of Statement of Additional Information for the Funds, each dated January 1, 2018, that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from the forms of prospectus or the form of Statement of Additional Information contained in Post-Effective Amendment No. 200 to the Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on December 28, 2017 via EDGAR, accession number 0001133228-17-007021.

If you have any questions or comments, please call me at 617-572-0138.

/s/ Ariel Ayanna
Ariel Ayanna
Assistant Secretary